Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	$ (70,256,226)	$ (467,579,332)	$ 61,650,710
Current Tax
Current Tax	16,813,520	17,315,158	20,666,134
Deferred Tax
Deferred taxes	(15,644,866)	(20,039,088)	(7,969,900)
Income tax expense (gain)	1,168,654	(2,723,930)	12,696,234
PRC
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	(32,340,085)	(3,029,769)	78,382,049
Current Tax
Current Tax	16,813,520	17,257,121	18,153,060
Deferred Tax
Deferred taxes	(15,644,866)	(20,039,088)	(7,969,900)
Other
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	(37,916,141)	(464,549,563)	(16,731,339)
Current Tax
Current Tax		$ 58,037	$ 2,513,074